CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (Note 15(c))	$ 148.9	$ 97.4
Trade and other receivables (Note 17)	38.6	36.6
Inventories (Note 18)	163.5	254.1
Other financial assets (Note 19)	13.2	14.4
Other assets (Note 20)	119.4	149.9
Assets held for sale (Note 6(a))	355.8	0.0
Current assets	839.4	552.4
Non-current assets:
Property, plant and equipment (Note 21)	7,259.7	7,566.3
Other financial assets (Note 19)	26.1	36.1
Deferred tax assets (Note 12(b))	97.8	116.7
Goodwill and intangibles (Note 22)	449.5	481.0
Other assets (Note 20)	90.8	49.2
Total assets	8,763.3	8,801.7
Current liabilities:
Trade and other payables (Note 23)	345.4	340.0
Income taxes payable	91.8	4.8
Other financial liabilities (Note 24)	203.1	74.5
Other provisions and liabilities	56.7	55.8
Liabilities relating to assets held for sale (Note 6(a))	83.7	0.0
Current liabilities	780.7	475.1
Non-current liabilities:
Long-term debt (Note 26)	1,747.7	1,573.8
Decommissioning, restoration and similar liabilities (Note 27)	258.2	222.2
Deferred tax liabilities (Note 12(b))	1,147.1	1,511.4
Other financial liabilities (Note 24)	85.7	76.9
Other provisions and liabilities	296.6	362.3
Total liabilities	4,316.0	4,221.7
Equity
Share Capital Issued and outstanding 948,524,667 common shares (December 31, 2016 - 947,797,596 shares)	7,633.7	7,630.5
Reserves (Note 14)	23.8	12.0
Deficit	(3,344.1)	(3,130.3)
Attributable to Yamana Gold Inc. equityholders	4,313.4	4,512.2
Non-controlling interest (Note 30)	133.9	67.8
Total equity	4,447.3	4,580.0
Total liabilities and equity	$ 8,763.3	$ 8,801.7